Income Taxes - Schedule of Deferred Tax Relates to the Consolidated Statement of Financial Position (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Tax losses (non capital)	$ 133,917	$ 118,276
Tax losses (capital)	49,896	7,393
Research and development expenses	6,818	7,124
Unrealized loss on exchange rate	2
Undeducted financing expenses	695	1,180
Right of use liabilities	335	5,606
Share based payments	1	1
Penalty Prepayment	3,611	5,993
Interest expenses carried forward	191	2,646
Non-deductible provisions	1,968	5,986
Donations	7	270
Intangible assets	266	683
Capital Assets	1,363	1,212
Start-up expense	272	401
Total deferred tax assets	199,342	156,771
Capital assets	(11)	(200)
Intangible Assets	(42)
Right of use assets	(259)	(143)
Unrealized gain on exchange rate	(1,602)	(436)
Other		(8)
Total deferred tax liabilities	(1,914)	(787)
Deferred tax assets	197,428	155,984
Unrecognized deferred tax assets	(197,260)	(155,530)
Net deferred tax assets	$ 168	$ 454